Long-term Investments	12 Months Ended
Dec. 31, 2021
Schedule Of Investments [Abstract]
LONG-TERM INVESTMENTS
4.	LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity investments without readily determinable fair value and equity method investments.

Equity investments without readily determinable fair value

As of December 31, 2020 and 2021, the carrying amount of the Company’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Initial cost basis	2,654,055	2,285,439	358,635
Cumulative unrealized gains	235,258	329,768	51,748
Cumulative unrealized losses (including impairment)	(247,468)	(270,421)	(42,435)

Total carrying amount	2,641,845	2,344,786	367,948

Impairment charges recognized on equity investments measured using the measurement alternative were RMB169,374, RMB73,199 and RMB168,079 (US$26,375) for the years ended December 31, 2019, 2020 and 2021, respectively.

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	7,024	38,595	94,510	14,831
Gross unrealized losses (downward adjustments excluding impairment)	—	(495)	—	—

Net unrealized gains on equity securities held	7,024	38,100	94,510	14,831
Net realized gains on equity securities sold	—	—	—	—

Total net gains recognized in other income, net	7,024	38,100	94,510	14,831

Equity method investments

In July 2018, the Group acquired a 32% outstanding equity interest amounting to RMB796,000 in Beijing Xin’ai Sports Media Technology co., LTD (or “Xin’ai”) that is engaged in the operation of a sports content platform. The Group has significant influence over the investee and therefore accounts for its equity interest as an equity method investment. The excess of the carrying value of the investment over the proportionate share of Xin’ai’s net assets of RMB609,502 was recognized as basis differences and investment goodwill. As of December 31, 2020 and 2021, the Group’s equity interest in Xin’ai was diluted to 24% and 23%, respectively, due to subsequent rounds of equity financing.

Strawbear Entertainment Group (or “Strawbear”), a company that is listed on the Hong Kong Stock Exchange (“HKSE”), is a major drama series producer and distributor in the PRC, covering the investment, development, production and distribution of TV series and web series. In November 2018 and May 2020, the Group acquired a total of 19.57% equity interest for a total cash consideration of US$55,139 in Strawbear and accounted for the investment using measurement alternative as the shares held by the Group are not considered in-substance common stock. Upon the completion of initial public offering of Stawbear on January 15, 2021, the shares held by the Group were converted to common stock automatically, and the Group’s equity interest in Strawbear was diluted to 14.68%. The Group can actively participate in the significant operation and financing decisions of Strawbear through its two seats on Strawbear’s board of directors with a total of nine members. Accordingly, the Group is considered to have significant influence over Strawbear and accounts for such investment as an equity method investment with an initial carrying value amounting to RMB443,670 (US$69,622). The excess of the carrying value of the investment over the proportionate share of Strawbear’s net assets of RMB225,336 (US$35,360) was recognized as basis differences and investment goodwill. As of December 31, 2021, the Group’s equity interest in Strawbear was 14.01%, which had a fair value of RMB475,895 (US$74,678) based on the closing share price.

As of December 31, 2020 and 2021, the Group also held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over. The other equity method investments were not significant. The carrying amounts of the Group’s equity method investments including Xin’ai and Strawbear were RMB510,426 and RMB580,776 (US$91,136) as of December 31, 2020 and 2021, respectively.